Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of Consideration Paid and Amounts of Assets Acquired and Liabilities Assumed Recognized and Depreciation or Amortization Period for Acquired Assets

The fair value of the convertible redeemable preferred shares and purchase price allocation were determined by the Group with the assistance of a third-party valuation firm. The following table summarizes the consideration paid for Paipai and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date, as well as the depreciation/amortization period for the acquired assets.

		2019
		RMB
Consideration
26,379,291 shares of convertible redeemable preferred shares		3,243,036
Fair value of total consideration transferred		3,243,036
Recognized amounts of identifiable assets acquired and liabilities assumed	Amortization period
Intangible assets:
Business Cooperation Agreement	5-6 years	1,456,000
Brand names	10 years	321,000
Non-compete commitment	5 years	52,000
Technology and platform	5 years	29,000
Property and equipment, net	3 years	791
Deferred tax liabilities		(415,284)
Goodwill		1,799,529
		3,243,036